Goodwill and Impairment Review of Goodwill - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment	$ (87,168)	$ (48,000)	[1]
Goodwill	$ 571,810	$ 674,396	[1],[2]	$ 566,270
Growth rate used to extrapolate cash flow projections	2.00%
Canada USA And EH [Member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Description of discount rates used in current estimate of value in use	13.50%	15.30%
Canada USA And EH [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Description of discount rates used in current estimate of value in use	9.50%	10.70%
EH Operating Segments [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impact on value in use	$ 160,000
Latin America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment	$ 87,000
Description of discount rates used in current estimate of value in use	17.00%	15.50%
Goodwill	$ 395,000

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.